Discontinued Operations - FNFV (Details) - USD ($)			12 Months Ended
	Nov. 17, 2017	Nov. 16, 2017	Dec. 31, 2017
FNFV | Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate consideration to Cannae in exchange transaction		$ 100,000,000
Shares issued in exchange (in shares)		5,706,134
Outstanding common equity owned			8.10%
Revolving Credit Facility
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate principal amount (up to)	$ 100,000,000
Matures on anniversary of the date of the revolver note (in years)	5 years
Automatic extension for additional term (in years)	5 years
LIBOR | Revolving Credit Facility
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Basis spread on variable rate (as percent)	4.50%